Income tax recovery and deferred tax assets and liabilities (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax recovery and deferred tax assets and liabilities [Abstract]
Non-capital loss carry-forwards	$ 25,284,214	$ 11,436,565	$ 5,019,398
Property, plant and equipment	5,323,766	1,393,684	23,197
Share issue costs	4,969,038	1,983,154	737,637
SR&ED expenditures	2,331,495	1,397,672	0
Other	(411,487)	(558,000)	0
Total	32,504,223	14,400,662	5,780,232
Deferred tax assets not recognized	(33,059,017)	(14,955,454)	(5,780,232)
Deferred tax liability	(149,794)	(149,794)	0
Deferred tax liability (tax effected at 27%)	$ (149,794)	$ (149,794)	$ 0